Pay vs Performance Disclosure	4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 13, 2022	Dec. 31, 2022	Jul. 13, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Overview
The following tables set forth information concerning the compensation of each of the individuals who served as CEO (referred to as “PEOs”) and the average compensation of our other NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and certain measures of our financial performance for each such fiscal year under the SEC’s “Pay Versus Performance” disclosure requirements. We include compensation information for three PEOs due to a CEO transition in 2022.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income in 000s	Diluted EPS (As Certified by CMDC4)
2023[1]	N/A1	N/A1	$1,813,129	$1,169,528	$67.52	$133.39	$15,996	$2.14
2022[1]	$8,529,992[1]	$(893,908)[1]	$1,189,891	$807,951	$68.93	$120.10	$13,479	$2.14
2021[1]	10,496,468[1]	5,800,005[1]	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[1]	8,154,857[1]	(1,042,574)[1]	1,404,319	151,316	83.20	115.42	63,375	1.70
2023[2]	$7,305,338[2]	$(2,373,560)[2]	$1,813,129	$1,169,528	$67.52	$133.39	$15,996	$2.14
2022[2]	12,861,436[2]	22,756,266[2]	1,189,891	807,951	68.93	120.10	13,479	2.14
2021[2]	N/A2	N/A2	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[2]	N/A2	N/A2	1,404,319	151,316	83.20	115.42	63,375	1.70
2023[3]	N/A3	N/A3	$1,813,129	$1,169,528	$67.52	$133.39	$15,996	$2.14
2022[3]	1,586,410[3]	1,365,508[3]	1,189,891	807,951	68.93	120.10	13,479	2.14
2021[3]	N/A3	N/A3	1,680,342	1,385,659	77.29	139.96	99,873	1.98
2020[3]	N/A3	N/A3	1,404,319	151,316	83.20	115.42	63,375	1.70
1.	Represents PEO information for Patrick J. Dempsey, PEO during 2020-2022.
2.	Represents PEO information for Thomas J. Hook, PEO during 2022-current.
3.	Represents PEO information for Julie K. Streich, PEO during 2022.
4.	“CMDC” represents the Compensation and Management Development Committee.

Company Selected Measure Name				Diluted EPS
Named Executive Officers, Footnote
1.	Represents PEO information for Patrick J. Dempsey, PEO during 2020-2022.
2.	Represents PEO information for Thomas J. Hook, PEO during 2022-current.
3.	Represents PEO information for Julie K. Streich, PEO during 2022.
•
Non-PEO NEOs are as follows: 2023: Julie Streich, Ian Reason, Dawn Edwards and Jay Knoll; 2022: Stephen Moule, Ian Reason, Patrick Hurley, and Dawn Edwards; 2021: Julie Streich, Stephen Moule, Michael Beck, Patrick Hurley, and Marian Acker; and 2020: Christopher Stephens, Stephen Moule, Michael Beck, and Patrick Hurley.

Peer Group Issuers, Footnote
•
Also shown is our cumulative TSR performance compared to our peer group for the covered years, assuming a $100 investment in our common stock on December 31, 2019. We selected the S&P Composite 1500 Industrial Machinery (Sub-Industry) Index as our peer group because its market-cap weighted constituents are most-representative of our lines of business. Further shown is our GAAP net income performance and our Diluted EPS performance (as certified by the CMDC) for each covered fiscal year.

Adjustment To PEO Compensation, Footnote
Reconciliation to Summary Compensation Table
The SEC disclosure rules require us to compare compensation actually paid (“CAP”) to company performance. Each year’s CAP calculations start with the total compensation values reported in our “Fiscal Year 2023 Summary Compensation Table” on page 40, with equity and pension values adjusted as set forth in the tables below in accordance with the rule. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to our PEOs and our other NEOs. For detailed information regarding our compensation philosophy and implementation for fiscal year 2023, see “Compensation Discussion and Analysis,” on page 27.
Detail of CAP to our 2023 PEO is as follows:
Year	Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Grant Date Fair Value	Inclusion of Changes in Equity Fair Values	Exclusion of Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Pension Service Cost Attributable to Current Year Service	Compensation Actually Paid under SEC Disclosure Requirements
2023	$7,305,338	$(5,803,188)	$(3,875,710)	$0	$0	$(2,373,560)
The equity values included in the “Inclusion of Changes in Equity Fair Values” column above are comprised of the following:
Year	Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Fair Value at Prior Year- End of Equity Awards Forfeited in Current Year	Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Changes in Equity Fair Values (Total)
2023	$3,565,540	$(7,455,458)	$0	$0	$0	$14,208	$(3,875,710)

Non-PEO NEO Average Total Compensation Amount				$ 1,813,129	$ 1,189,891	$ 1,680,342	$ 1,404,319
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,169,528	807,951	1,385,659	151,316
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation to Summary Compensation Table
The SEC disclosure rules require us to compare compensation actually paid (“CAP”) to company performance. Each year’s CAP calculations start with the total compensation values reported in our “Fiscal Year 2023 Summary Compensation Table” on page 40, with equity and pension values adjusted as set forth in the tables below in accordance with the rule. The dollar amounts do not necessarily reflect the actual amount of compensation earned by or paid to our PEOs and our other NEOs. For detailed information regarding our compensation philosophy and implementation for fiscal year 2023, see “Compensation Discussion and Analysis,” on page 27.
Detail of Average CAP to our 2023 Non-PEO NEOs:
Year	Average Summary Compensation Table Total	Exclusion of Current Year Stock Awards and Option Awards at Average of Grant Date Fair Value	Inclusion of Average of Changes in Equity Fair Values	Average Change in Pension Value and Nonqualified Deferred Compensation Earnings	Inclusion of Average Pension Service Cost Attributable to Current Year Service	Average Compensation Actually Paid under SEC Disclosure Requirements
2023	$1,813,129	$(1,042,532)	$354,225	$102,460	$(57,754)	$1,169,528
The equity values included in the “Inclusion of Changes in Equity Fair Values” column above are comprised of the following:
Year	Average Year- End Fair Value of Equity Awards Granted During the Year Unvested at Year End	Average Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards	Average Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year	Average Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year	Average Fair Value at Prior Year- End of Equity Awards Forfeited in Current Year	Average Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included	Inclusion of Average Changes in Equity Fair Values (Total)
2023	$678,131	$(300,039)	$0	$(32,261)	$0	$8,394	$354,225

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Performance
The following narrative (i) describes the relationship between compensation actually paid to our PEOs and the average of compensation actually paid to our other NEOs and the performance measures disclosed in the PVP table (i.e., our TSR, GAAP-Net Income and Diluted EPS) and (ii) compares our TSR and our peer group TSR.
•
Relationship between our TSR and CAP. The compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs did not directly correlate with changes in our TSR over the covered fiscal years.

The CAP determination for Mr. Hook (who was appointed PEO in July 2022) was impacted by the one-time “make whole” grant he received upon his commencement of employment (for additional details on Mr. Hook’s make whole grant, see “Executive Compensation – Compensation Discussion and Analysis – Our Executive Compensation Program – Additional Compensation Awards,” on page 37).

Compensation Actually Paid vs. Net Income
CAP vs. Performance
The following narrative (i) describes the relationship between compensation actually paid to our PEOs and the average of compensation actually paid to our other NEOs and the performance measures disclosed in the PVP table (i.e., our TSR, GAAP-Net Income and Diluted EPS) and (ii) compares our TSR and our peer group TSR.
•
Relationship between our Net Income and CAP. The compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs did not directly correlate with changes in our Net Income over the covered fiscal years.

The CAP determination for Mr. Hook (who was appointed PEO in July 2022) was impacted by the one-time “make whole” grant he received upon his commencement of employment (for additional details on Mr. Hook’s make whole grant, see “Executive Compensation – Compensation Discussion and Analysis – Our Executive Compensation Program – Additional Compensation Awards,” on page 37).

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Performance
The following narrative (i) describes the relationship between compensation actually paid to our PEOs and the average of compensation actually paid to our other NEOs and the performance measures disclosed in the PVP table (i.e., our TSR, GAAP-Net Income and Diluted EPS) and (ii) compares our TSR and our peer group TSR.
•
Relationship between our Diluted EPS and CAP. The compensation actually paid to our PEO and the average of the compensation actually paid to our other NEOs did not directly correlate to changes in our Diluted EPS over the covered fiscal years.

The CAP determination for Mr. Hook (who was appointed PEO in July 2022) was impacted by the one-time “make whole” grant he received upon his commencement of employment (for additional details on Mr. Hook’s make whole grant, see “Executive Compensation – Compensation Discussion and Analysis – Our Executive Compensation Program – Additional Compensation Awards,” on page 37).

Tabular List, Table
Other Financial Measures
The following table lists the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance:
Most Important Performance Measures for 2023	Description
Diluted EPS, as certified	Reported Diluted EPS, excluding the impact of certain items pursuant to the terms of the annual cash incentive program.
Revenue Growth	Revenue reflects Net Sales, as reported
Operating Margin	Operating Margin reflects Operating Income as a percentage of Net Sales
Days Working Capital	DWC reflects average accounts receivable plus inventory less accounts payable measured in days relative to Net Sales and Cost of Sales
EBITDA Growth	EBITDA reflects Net Income before Interest expense, Income Taxes and Depreciation and Amortization
ROIC	Return on Invested Capital reflects the ratio of Net Income and total average invested capital

Total Shareholder Return Amount				$ 67.52	68.93	77.29	83.2
Peer Group Total Shareholder Return Amount				133.39	120.1	139.96	115.42
Net Income (Loss)				$ 15,996,000	$ 13,479,000	$ 99,873,000	$ 63,375,000
Company Selected Measure Amount | $ / shares				2.14	2.14	1.98	1.7
PEO Name	Julie K. Streich	Thomas J. Hook	Patrick J. Dempsey	Thomas J. Hook		Patrick J. Dempsey	Patrick J. Dempsey
Measure:: 1
Pay vs Performance Disclosure
Name				Diluted EPS
Measure:: 2
Pay vs Performance Disclosure
Name				Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name				Operating Margin
Measure:: 4
Pay vs Performance Disclosure
Name				Days Working Capital
Measure:: 5
Pay vs Performance Disclosure
Name				EBITDA Growth
Measure:: 6
Pay vs Performance Disclosure
Name				ROIC
Patrick J. Dempsey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,529,992	$ 10,496,468	$ 8,154,857
PEO Actually Paid Compensation Amount					(893,908)	$ 5,800,005	$ (1,042,574)
Thomas J. Hook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 7,305,338	12,861,436
PEO Actually Paid Compensation Amount				(2,373,560)	22,756,266
Julie K. Streich [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,586,410
PEO Actually Paid Compensation Amount					$ 1,365,508
PEO | Thomas J. Hook [Member] | Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,803,188)
PEO | Thomas J. Hook [Member] | Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,875,710)
PEO | Thomas J. Hook [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas J. Hook [Member] | Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas J. Hook [Member] | Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,565,540
PEO | Thomas J. Hook [Member] | Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,455,458)
PEO | Thomas J. Hook [Member] | Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas J. Hook [Member] | Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas J. Hook [Member] | Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Thomas J. Hook [Member] | Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				14,208
Non-PEO NEO | Current Year Stock Awards and Option Awards at Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,042,532)
Non-PEO NEO | Changes in Equity Fair Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				354,225
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				102,460
Non-PEO NEO | Pension Service Cost Attributable to Current Year Service [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(57,754)
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During the Year Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				678,131
Non-PEO NEO | Change in Fair Value of Awards Granted in Prior Year from Prior Year End to Current Year End of Unvested Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(300,039)
Non-PEO NEO | Vesting-Date Fair Value of Equity Awards Granted in Current Year Vested During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Change in Fair Value from End of Prior Year to Vesting Date of Unvested Equity Awards that Vested in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,261)
Non-PEO NEO | Fair Value at Prior Year-End of Equity Awards Forfeited in Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Value of Dividends or Other Earnings on Equity Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 8,394